Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2013
Mortgage Servicing Rights
Mortgage Servicing Rights

Note 11—Mortgage Servicing Rights

  Carried at Fair Value:

        The activity in MSRs carried at fair value is as follows:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of year	$19,798	$25,698	$31,957
Additions:
MSRs resulting from purchases	195,871	—	1,352
MSRs resulting from loan sales	14,636	774	1,696

	210,507	774	3,048

Sales	(550)	—	—
Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model(1)	659	(1,550)	(5,323)
Other changes in fair value(2)	(5,501)	(5,124)	(3,984)

Total change in fair value	(4,842)	(6,674)	(9,307)

Balance at end of year	$224,913	$19,798	$25,698

(1)
Principally reflects changes in discount rates and prepayment speed assumptions, primarily due to changes in interest rates.

(2)
Represents changes due to realization of cash flows.

  Carried at Lower of Amortized Cost or Fair Value:

        The activity in MSRs carried at the lower of amortized cost or fair value is summarized below:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Amortized cost:
Balance at beginning of year	$92,155	$6,496	$—
Additions:
MSRs resulting from loan sales	190,469	89,698	6,557
Amortization	(19,251)	(4,039)	(61)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—

Balance at end of year	263,373	92,155	6,496

Valuation allowance for impairment of MSRs:
Balance at beginning of year	(2,978)	(70)	—
Additions	(1,644)	(2,908)	(70)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—

Balance at end of year	(4,622)	(2,978)	(70)

MSRs, net	$258,751	$89,177	$6,426

Estimated fair value of MSRs at end of year	$269,422	$91,028	$6,465

        The following table summarizes the Company's estimate of future amortization of its existing MSRs. This projection was developed using the assumptions made by management in its December 31, 2013 valuation of MSRs. The assumptions underlying the following estimate will change as market conditions and portfolio composition and behavior change, causing both actual and projected amortization levels to change over time.

Year ending December 31,	Estimated MSR amortization
(in thousands)
2014	$23,254
2015	22,714
2016	22,215
2017	21,869
2018	20,978
Thereafter	152,343

$263,373

        Servicing fees relating to MSRs are recorded in Net servicing fees—Loan servicing fees—From non-affiliates on the consolidated statements of income; late charges and other ancillary fees are recorded in Net servicing fees—Loan servicing fees—Ancillary and other fees on the consolidated statements of income and are summarized below:

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Contractual servicing fees	$61,523	$20,673	$11,493
Ancillary and other fees
Late charges	1,998	948	829
Other	549	276	136

	$64,070	$21,897	$12,458